SECURITIES - Amortized cost and estimated fair value of securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale securities
Available-for-sale securities, amortized cost	$ 339,971	$ 309,356
Available-for-sale securities, gross unrealized gains	6,091	5,133
Available-for-sale securities, gross unrealized losses	344	219
Securities available-for-sale, fair value	345,718	314,270
Held-to-maturity securities
Held-to-maturity securities, amortized cost	31,755
Held-to-maturity securities, fair value	33,420	37,275
U.S. Government agencies
Available-for-sale securities
Available-for-sale securities, amortized cost	143,897	58,793
Available-for-sale securities, gross unrealized gains	400	214
Available-for-sale securities, gross unrealized losses	280	6
Securities available-for-sale, fair value	144,017	59,001
U.S. Government sponsored agency mortgage backed securities
Available-for-sale securities
Available-for-sale securities, amortized cost	131,917	175,352
Available-for-sale securities, gross unrealized gains	1,856	843
Available-for-sale securities, gross unrealized losses	55	145
Securities available-for-sale, fair value	133,718	176,050
States and political subdivisions
Available-for-sale securities
Available-for-sale securities, amortized cost	7,273	56,452
Available-for-sale securities, gross unrealized gains	3,306	3,494
Available-for-sale securities, gross unrealized losses
Securities available-for-sale, fair value	50,579	59,946
Held-to-maturity securities
Held-to-maturity securities, amortized cost	31,755	35,214
Held-to-maturity securities, unrecognized holding gain	1,665	2,061
Held-to-maturity securities, unrecognized holding loss
Held-to-maturity securities, fair value	33,420	37,275
Corporate bonds
Available-for-sale securities
Available-for-sale securities, amortized cost	16,884	18,759
Available-for-sale securities, gross unrealized gains	529	582
Available-for-sale securities, gross unrealized losses	9	68
Securities available-for-sale, fair value	$ 17,404	$ 19,273